UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07540

Global High Income Dollar Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2004

Item 1.  Schedule of Investments

Global High Income Dollar Fund Inc.

Portfolio of Investments-July 31, 2004 (Unaudited)

Principal Amount (000)		Maturity Dates	Interest Rates		Value

Foreign Debt Securities — 96.40%
Algeria — 1.59%
$4,863	The People’s Democratic Republic of Algeria Loan Participation, Tranche 3 (JPMorgan Chase Bank) (1)	03/04/10	1.985	%†	$4,765,936
Argentina — 6.12%
23,610	Republic of Argentina	08/03/12	1.980	†	15,865,920
5,000	Republic of Argentina, PAR (2)	03/31/23	6.000		2,550,000
					18,415,920
Bahamas — 1.25%
3,760	Odebrecht Overseas Ltd.	02/25/09	11.500		3,769,400
Brazil — 20.73%
890	Braskem S.A., 144A	01/22/14	11.750		849,950
2,340	Braskem S.A., 144A	11/05/08	12.500		2,433,600
2,174	Federal Republic of Brazil	04/15/12	2.125	†	1,888,765
1,200	Federal Republic of Brazil	01/20/34	8.250		942,000
5,540	Federal Republic of Brazil	04/15/24	8.875		4,681,300
1,070	Federal Republic of Brazil	08/17/40	11.000		1,049,670
3,430	Federal Republic of Brazil	03/12/08	11.500		3,755,850
15,774	Federal Republic of Brazil, C	04/15/14	8.000		14,876,624
24,951	Federal Republic of Brazil, DCB	04/15/12	2.125	†	21,675,827
6,000	Federal Republic of Brazil, DISC	04/15/24	2.063	†	4,860,000
6,650	Federal Republic of Brazil, PAR	04/15/24	6.000	††	5,386,500
					62,400,086
Bulgaria — 2.29%
5,810	Republic of Bulgaria	01/15/15	8.250		6,899,375
Colombia — 4.33%
8,318	Republic of Colombia	04/09/11	9.750		9,337,239
2,490	Republic of Colombia	01/28/33	10.375		2,546,025
1,000	Republic of Colombia	02/25/20	11.750		1,149,000
					13,032,264
Ecuador — 1.79%
1,760	Republic of Ecuador	08/15/30	8.000	††	1,307,680
5,500	Republic of Ecuador, 144A	08/15/30	8.000	††	4,086,500
					5,394,180
Germany — 4.65%
13,250	Aries Vermogensverwalting, 144A	10/25/14	9.600		14,005,250
Indonesia — 0.73%
3,000	Republic of Indonesia 1995 Loan Participation (Deutsche Bank AG, Singapore Branch) (1)(3)	12/14/19	2.125		2,205,000
Ivory Coast — 0.31%
5,700	Republic of Ivory Coast (3)	03/29/18	2.000		930,240
Malaysia — 4.25%
3,000	Petroliam Nasional Berhad	10/15/26	7.625		3,282,677
4,784	Petroliam Nasional Berhad, 144A	10/15/26	7.625		5,234,776
3,800	Petronas Capital Ltd.	05/22/22	7.875		4,282,893
					12,800,346
Mexico — 11.10%
3,170	Conproca S.A. de C.V.	06/16/10	12.000		3,930,800
820	PEMEX Finance Ltd.	05/15/07	8.020		867,920
2,500	PEMEX Project Funding Master Trust	02/01/22	8.625		2,706,250

Principal Amount (000)	Maturity Dates	Interest Rates	Value
3,000	PEMEX Project Funding Master Trust	10/13/10	9.125%	$3,487,500
1,250	Petroleos Mexicanos	03/30/18	9.250	1,450,000
3,317	United Mexican States	04/08/33	7.500	3,312,025
16,344	United Mexican States	08/15/31	8.300	17,651,520
33,406,015
Netherlands — 1.45%
606	ING Bank NV (3)	05/31/09	8.585	482,428
1,093	ING Bank NV (3)	05/31/10	8.909	768,684
2,136	ING Bank NV (3)	05/31/11	9.004	1,363,537
1,373	ING Bank NV (3)	05/31/12	9.055	800,269
1,115	ING Bank NV (3)	05/31/13	9.183	587,069
781	ING Bank NV (3)	05/31/14	9.319	371,321
4,373,308
Peru — 2.37%
1,610	Republic of Peru	05/03/16	8.375	1,529,500
1,100	Republic of Peru	02/06/15	9.875	1,179,750
5,330	Republic of Peru, FLIRB	03/07/17	4.500	††	4,410,575
7,119,825
Philippines — 3.07%
4,970	Republic of Philippines	01/18/17	9.375	5,181,225
3,935	Republic of Philippines	01/15/19	9.875	4,062,888
9,244,113
Poland — 1.86%
PLN	11,000	Republic of Poland	10/24/13	5.000	2,531,467
11,940	Republic of Poland	06/24/08	5.750	3,065,730
5,597,197
Romania — 1.40%
ECU	2,900	Government of Romania	05/08/12	8.500	4,218,344
Russia — 14.04%
$9,230	Gaz Capital S.A., 144A	04/28/34	8.625	9,091,550
21,984	Russian Federation, 144A	03/31/30	5.000	††	20,169,943
12,094	Russian Federation, 144A	03/31/10	8.250	12,985,947
42,247,440
South Africa — 1.85%
3,500	Republic of South Africa	04/25/12	7.375	3,823,750
1,500	Republic of South Africa	05/19/09	9.125	1,745,625
5,569,375
Turkey — 5.37%
2,830	Republic of Turkey	06/30/11	9.000	2,964,425
5,270	Republic of Turkey	01/15/14	9.500	5,612,550
1,440	Republic of Turkey	11/27/06	11.375	1,623,600
5,000	Republic of Turkey	06/15/09	12.375	5,950,000
16,150,575
Uruguay — 2.81%
11,907	Republic of Uruguay	01/15/33	7.875	8,453,631
Venezuela — 3.04%
10,010	Republic of Venezuela	03/31/20	6.750	9,159,150
Total Foreign Debt Securities (cost—$276,507,404)	290,156,970

Number of Rights (000)
Rights — 0.04%
Mexico — 0.04%
1,885	United Mexican States Value Recovery Rights Series C, expires 06/30/05 (4)	37,700

Number of Rights (000)		Value
1,885	United Mexican States Value Recovery Rights Series D, expires 06/30/06 (4)	$37,700
1,885	United Mexican States Value Recovery Rights Series E, expires 06/30/07 (4)	31,103
		106,503
Venezuela — 0.00%
27	Venezuela Oil Indexed Payment Obligations, expires 4/15/20 (3)(4)	—
Total Rights (cost–$0)		106,503

Number of Shares (000)
Short-Term Investment—1.24%**
United States — 1.24%
3,725	UBS Supplementary Trust U.S. Cash Management Prime Fund (cost—$3,725,358)	1.371	%*	3,725,358
Total Investments (cost—$280,232,762)—97.68%				293,988,831
Other assets in excess of liabilities — 2.32%				6,980,420
Net Assets — 100%				$300,969,251

Note:                                         The Portfolio of Investments is listed by the issuer’s country of origin.

†                                                                  Reflects rate at July 31, 2004 on variable rate instruments.

††                                                            Reflects rate at July 31, 2004 on step coupon rate instruments.

*                                                                 Interest rate reflects yield at July 31, 2004.

**                                                          Security is issued by a fund that is advised by an affiliate of UBS Global Asset Management (US) Inc., Global High Income Dollar Fund Inc.’s advisor.

(1)                                                          Participation interest was acquired through the financial institution indicated parenthetically.

(2)                                                          Bond interest in default.

(3)                                                          Illiquid securities which represent a value of $7,508,548 or 2.49% of net assets.

(4)                                                          Rights do not currently accrue income.  Quarterly income, if any, will vary based on several factors including oil exports, prices, and inflation.

C                                                                Front-Load Interest Reduction with Capitalized Interest Bond

DCB                                               Debt Conversion Bond

DISC                                            Discount Bond

ECU                                                Euro

FLIRB                                      Front-Loaded Interest Reduction Bond

PAR                                               Par Bond

PLN                                                 Poland Zloty

144A                                            Security exempt from registration under Rule 144A of the Securities Act of 1933.  These Securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.  At July 31, 2004, the value of these securities amounted to $68,857,516 or 22.88% of net assets.

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Global High Income Dollar Fund Inc.
Portfolio of Investments-
July 31, 2004 (Unaudited)
Futures Contracts

Number of Contracts		In Exchange For	Expiration Dates	Unrealized Appreciation/ (Depreciation)
	Contracts to Receive
290	U.S. Treasury Note 5 Year Futures	$31,755,000	September 2004	$623,500
154	U.S. Treasury Note 10 Year Futures	17,050,688	September 2004	371,241
	Contracts to Deliver
104	U.S. Long Bond 20 Year Futures	11,254,750	September 2004	(572,650)
				$422,091

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)
Euro Dollar	11,400,000	USD	13,463,400	08/06/04	$(240,420)
Euro Dollar	11,600,000	USD	13,989,600	10/22/04	59,373
United States Dollar	13,761,567	EUR	11,400,000	08/06/04	(57,747)
					$(238,794)

Currency Type Abbreviations:

EUR   Euro

USD  United States Dollar

Global High Income Dollar Fund Inc.

Industry Diversification Table — July 31, 2004 (Unaudited)

Percentage of Net Assets
Capital Markets	0.29%
Chemicals	1.09
Commercial Banks	1.45
Construction & Engineering	2.56
Diversified Financial Services	4.65
Foreign Governments	73.84
Foreign Agencies	2.75
Oil & Gas	9.81
Short Term Investment	1.24
Total Investments	97.68
Other assets in excess of liabilities	2.32
Net Assets	100.00%

Global High Income Dollar Fund Inc.

Portfolio of Investments-July 31, 2004 (Unaudited)

Transactions with Affiliates

The Fund may invest in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund.  Amounts relating to those investments at July 31, 2004, were as follows:

Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
$120,231,568	$116,506,210	$34,834	$3,725,358	1.24%

Federal Tax Status

For federal income tax purposes, the cost of securities owned at July 31, 2004 was substantially the same as the cost of securities for financial statement reporting purposes.  At July 31, 2004, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)	$17,770,896
Gross depreciation (investments having an excess of cost over value)	(4,014,827)
Net unrealized appreciation of investments	$13,756,069

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	September 29, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	September 29, 2004